Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Product	$ 121,248	$ 20,158	$ 216,402	$ 93,391
License and royalty	125,000		208,333
Total revenue	246,248	20,158	424,735	93,391	586,176	522,931
Cost of revenue	76,780	10,590	142,368	100,995	420,877	1,401,904
Gross profit (loss)	169,468	9,568	282,367	(7,604)	165,299	(878,973)
Operating expenses:
Sales and marketing	609,296	158,278	951,927	412,831	791,915	3,311,433
Research and development	1,263,267	1,606,860	2,665,347	3,617,724	6,161,548	8,290,550
General and administrative	564,770	707,837	1,225,418	1,884,270	2,977,812	6,221,884
Total operating expenses	2,437,333	2,472,975	4,842,692	5,914,825	9,931,275	17,823,867
Operating loss	(2,267,865)	(2,463,407)	(4,560,325)	(5,922,429)	(9,765,976)	(18,702,840)
Other income and (expenses):
Interest income	892	1,277	2,087	5,559	7,420	15,218
Interest expense (including excess debt discount of $2,255,074 expensed as interest in the year ended December 31, 2011)	(1,092,091)	(452,512)	(1,972,629)	(815,567)	(2,082,558)	(3,336,217)
Gain on revaluation of derivative liabilities, net	115,237	1,485,470	(478,480)	2,562,191	3,759,146	9,271,985
Liquidated damages for late S-1 registration						(532,161)
Miscellaneous income (expense)	79,621	172,354	67,343	22,808	(116,147)	166,184
Total other income and (expenses)	(896,341)	1,206,589	(2,381,679)	1,774,991	1,567,861	5,585,009
Net loss before provision for income taxes	(3,164,206)	(1,256,818)	(6,942,004)	(4,147,438)	(8,198,115)	(13,117,831)
Provision for income taxes	(1,051)	12,812	2,661	26,887	(21,453)	27,247
Net loss	(3,163,155)	(1,269,630)	(6,944,665)	(4,174,325)	(8,176,662)	(13,145,078)
Accretion on Series A and B convertible preference shares of subsidiary associated with premium	(2,489,899)		(2,489,899)			15,242
Accretion on Series A-1 Convertible Preferred Stock associated with beneficial conversion feature						(9,250,009)
Series A-1 preferred dividend	(209,268)	(199,124)	(415,952)	(395,789)	(801,534)	(458,208)
Net loss attributable to common stockholders	(5,862,322)	(1,468,754)	(9,850,516)	(4,570,114)	(8,978,196)	(22,838,053)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.14)	$ (0.04)	$ (0.24)	$ (0.11)	$ (0.22)	$ (0.55)
Shares used to compute net loss per share - basic and diluted (in Shares)	41,680,902	41,656,737	41,680,819	41,652,685	41,660,953	41,455,980
Comprehensive Loss:
Net loss	(3,163,155)	(1,269,630)	(6,944,665)	(4,174,325)	(8,176,662)	(13,145,078)
Foreign currency translation adjustments	(85,571)	(267,612)	(98,050)	(32,924)	142,056	(225,304)
Total comprehensive loss	$ (3,248,726)	$ (1,537,242)	$ (7,042,715)	$ (4,207,249)	$ (8,034,606)	$ (13,370,382)